Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - April | iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $1.99 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	109.20%
Innovator U.S. Small Cap Power Buffer ETF™ - April | iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $199.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Innovator U.S. Small Cap Power Buffer ETF™ - April | iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $169.57 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Small Cap Power Buffer ETF™ - April | iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $235.20 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.10%)